Estimation of Fair Value Financial Instruments (Detail) (Recurring, USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011
Carrying Value
Financial assets:
Cash	$ 33,750	$ 283
Notes receivable - Rights to MSRs	177,730
Other assets	31,160
Total financial assets	242,640	283
Financial liabilities:
Derivative financial instruments	1,363
Total financial liabilities	1,363
Fair Value
Financial assets:
Cash	33,750	283	283
Notes receivable - Rights to MSRs	177,730
Other assets	31,160
Total financial assets	242,640	283	283
Financial liabilities:
Derivative financial instruments	1,363
Total financial liabilities	$ 1,363